Note 6 (Tables)	12 Months Ended
Dec. 31, 2024
Operating Segment Reporting [Abstract]
Total Group assets by operating segments [Table Text Block]
The breakdown of the BBVA Group’s total assets by operating segments and the Corporate Center as of December 31, 2024, 2023 and 2022 is as follows:

Total Group assets by operating segments (Millions of Euros)
	2024	2023 ⁽¹⁾	2022 ⁽¹⁾ ⁽²⁾
Spain	417,752	457,573	427,049
Mexico	168,470	173,489	142,557
Turkey	82,782	68,329	66,036
South America	73,997	64,779	61,951
Rest of Business	66,534	64,274	49,952
Subtotal assets by operating segments	809,536	828,445	747,545
Corporate Center and adjustments	(37,134)	(52,886)	(35,453)
Total assets BBVA Group	772,402	775,558	712,092
(1) In the first quarter of 2024 the Group changed its allocation criteria for certain expenses, mainly related with global international projects between the Corporate Center and the corresponding operating segments. Therefore, in order to make those year-on-year comparisons homogeneous, the figures for the years 2023 and 2022 were revised, which has not affected the consolidated financial information of the Group.
(2) Restated balances according to IFRS 17 - Insurance contracts, which had no material impacts as of that date (see “Presentation of Financial Information—Changes in Accounting Policies—IFRS 17 – Insurance contracts”).

Main margins and profit by operating segments [Table Text Block]
The following table sets forth certain summarized information relating to results of each operating segment and Corporate Center for the years ended December 31, 2024, 2023 and 2022:

Main margins and profit by operating segments (Millions of euros)
	Operating Segments
	BBVA Group	Spain	Mexico	Turkey	South America	Rest of Business	Corporate Center and adjustments (1)
2024
Net interest income	25,267	6,435	11,556	1,492	5,589	741	(546)
Gross income	35,481	9,490	15,337	4,212	5,405	1,458	(421)
Operating profit (loss) before tax	15,405	5,309	7,522	1,741	1,342	634	(1,142)
Attributable profit (loss)	10,054	3,784	5,447	611	635	500	(924)
2023 ⁽²⁾
Net interest income	23,089	5,620	11,054	1,869	4,394	539	(386)
Gross income	29,542	7,888	14,267	2,981	4,331	1,103	(1,029)
Operating profit (loss) before tax	12,419	3,897	7,329	1,324	1,189	489	(1,809)
Attributable profit (loss)	8,019	2,720	5,319	527	601	396	(1,544)
2022 ⁽²⁾ ⁽³⁾
Net interest income	19,124	3,774	8,378	2,611	4,138	332	(109)
Gross income	24,743	6,112	10,734	3,172	4,265	790	(329)
Operating profit (loss) before tax	10,268	2,610	5,620	1,636	1,434	277	(1,309)
Attributable profit (loss)	6,358	1,667	4,131	505	738	240	(922)
(1) Adjustments include the impact of the purchase of offices in Spain in 2022 in the transaction with Merlin Properties (see Note 17).
(2) In the first quarter of 2024 the Group changed its allocation criteria for certain expenses, mainly related with global international projects between the Corporate Center and the corresponding operating segments. Therefore, in order to make those year-on-year comparisons homogeneous, the figures for the year 2023 have been revised, which has not affected the consolidated financial information of the Group.
(3) Restated according to IFRS 17 - Insurance contracts, which had no material impacts for such period (see “Presentation of Financial Information—Changes in Accounting Policies—IFRS 17 Insurance contracts”).